--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              RYDEX ADVISOR VARIABLE ANNUITY
                                                         ACCOUNT
                                                    SEMI-ANNUAL REPORT
                                                      June 30, 1997

                                           6116 Executive Boulevard, Suite 400
                                                   Rockville, MD 20852
                 LOGO
                                                301/468-8520 888/667-4936

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dear Policy Owners,

  In our first letter to Rydex Advisor Variable Annuity policy owners, we would like to take this opportunity to again welcome you to the Rydex family. It is our continuing goal to provide our advisors with innovative investment vehicles that offer you flexibility to take advantage of market fluctuations.

  You'll notice that this first report on the Rydex Advisor Variable Annuity covers a shorter period than usual--only 54 days--because the annuity was introduced in May and our standard reporting period ends June 30. Although brief, this period did experience the volatility that has characterized financial markets in recent quarters.

  The market pullback that began at the end of the first quarter ended in mid-April as the indexes returned to their ascent. Stock prices were propelled by low inflation, corporate share buybacks and strong earnings growth. By late June, the Dow Jones, the S&P 500 and the Nasdaq 100 all reached record highs. The climb was interrupted when Japanese Prime Minister Ryutaro Hashimoto remarked that if the U.S. did not attempt to maintain exchange rate stability, the Japanese would be tempted to sell off U.S. Treasury bills. Traders interpreted his remarks as a threat that the Japanese might begin a large scale sell-off of U.S. Treasury bonds and U.S. equities. This triggered the second largest decline in points ever as the Dow Jones industrial average lost 192.25 points. In June, wholesale prices fell for the sixth consecutive month. This was the longest streak of producer-price deflation since the government started measuring these figures 50 years ago. These new signs of low inflation were welcomed by the financial markets and both stocks and bonds continued their upward trend.

  On June 30, investors closed the books on the best stock market quarter in a decade with the Dow up 16.55%, the S&P 500 up 16.91%, and the technology laden Nasdaq 100 gaining 20.14%. The precious metals index did not fare as well due to several negative factors including scandals involving a junior exploration company, continued European Central bank selling, and low inflation which caused precious metal stocks to continue their downward trend. The XAU Index closed the 2nd quarter down 8.04%.

  The economic environment of moderate growth and low inflation also proved to be good for bonds as the yield on the benchmark 30-year U.S. Treasury bond dropped from 7.07% to 6.78% causing bond prices to rise during the quarter.

  Once again, thank you for investing with Rydex. If you need additional information, please call us at (888) 667-4936.

Sincerely,

/s/ Albert P. Viragh, Jr.
-------------------------
Albert P. Viragh, Jr.
Chairman of the Board

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

                                NOVA SUBACCOUNT

SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
                                                                   June 30, 1997

--------------------------------------------------------------------------------

                                                               Market
                                                                Value
                                                    Shares   (Note 1)
                                                ---------- ----------
COMMON STOCKS 23.6%
 Standard & Poor's Depository Receipts (Cost
  $1,074,636)                                       12,520 $1,105,672
                                                           ----------
                                                 Contracts
                                                ----------
OPTIONS PURCHASED 16.9%
Call Options on:
 S&P 500 Index Expiring July 1997 at 760                 6    792,800
                                                           ----------
  Total Call Options (Cost $849,660)                          792,800
                                                           ----------
                                                      Face
                                                    Amount
                                                ----------
REPURCHASE AGREEMENT 59.5%
Repurchase Agreement through a joint account
 collateralized by U.S. Treasury Obligations--
 5.95% 7/01/97                                  $2,784,664  2,784,664
                                                           ----------
  Total Investments 100% (Cost $4,708,960)                 $4,683,136
                                                           ==========


See Notes to Financial Statements

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

                                URSA SUBACCOUNT

SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
                                                                   June 30, 1997

--------------------------------------------------------------------------------

                                                                         Market
                                                                          Value
                                                           Face Amount (Note 1)
                                                           ----------- --------
REPURCHASE AGREEMENT 100%
Repurchase Agreement through a joint account
 collateralized by U.S. Treasury Obligations--
 5.95% 7/01/97                                               $50,863   $ 50,863
                                                                       --------
  Total Investments 100% (Cost $50,863)                                $ 50,863
                                                                       ========

-------------------------------------------------------------------------------

                                                                         Market
                                                                          Value
                                                                Shares (Note 1)
                                                           ----------- --------
COMMON STOCK SOLD SHORT
 Standard & Poor's Depository Receipts (Proceeds $
  217,175)................................................     2,450   $216,366
                                                                       ========


See Notes to Financial Statements

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

                          OVER-THE-COUNTER SUBACCOUNT

SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
                                                                   June 30, 1997

--------------------------------------------------------------------------------

                                                             Market
                                                              Value
                                                 Contracts (Note 1)
                                               ----------- --------
OPTIONS PURCHASED 2.1%
Call Options on:
 NASDAQ 100 Index Expiring July 1997 at 950            1   $  3,025
 NASDAQ 100 Index Expiring July 1997 at 980            6      9,375
                                                           --------
  Total Call Options Purchased (Cost $26,858)              $ 12,400
                                                           --------
                                               Face Amount
                                               -----------
REPURCHASE AGREEMENT 97.9%
Repurchase Agreement through a joint account
 collateralized by U.S.
 Treasury Obligations--
 5.95% 7/01/97                                  $568,642    568,642
                                                           --------
  Total Investments 100% (Cost $595,500)                   $581,042
                                                           ========

-------------------------------------------------------------------

                                                             Market
                                                              Value
                                                 Contracts (Note 1)
                                               ----------- --------
WRITTEN OPTIONS CONTRACTS
Put Options On:
 NASDAQ 100 Index Expiring July 1997 at 950            1   $  2,050
 NASDAQ 100 Index Expiring July 1997 at 980            6     21,150
                                                           --------
  Total Put Options Written (Proceeds $19,178)             $ 23,200
                                                           ========

See Notes to Financial Statements

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

                           PRECIOUS METALS SUBACCOUNT

SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
                                                                   June 30, 1997

--------------------------------------------------------------------------------

                                                            Market
                                                             Value
                                                   Shares  (Note1)
                                              ----------- --------
COMMON STOCKS 98.3%
Mining and Precious Metals Stocks
 Barrick Gold Corp., Class A                     2,000    $ 44,000
 Newmont Mining Corp.                              800      31,200
 Placer Dome, Inc.                               1,300      21,288
 Homestake Mining Co.                              800      10,450
 Battle Mountain Gold Co.                        1,200       6,825
 TVX Gold, Inc.*                                   870       4,622
 Echo Bay Mines, Ltd.                              700       4,025
 ASA Limited                                       100       3,063
 Hecla Mining Co.*                                 300       1,612
 Coeur D'Alene Mines                               120       1,552
 Pegasus Gold, Inc.*                               200       1,225
                                                          --------
  Total Common Stocks (Cost $136,750)                     $129,862
                                                          --------
                                                            Market
                                                             Value
                                              Face Amount (Note 1)
                                              ----------- --------
REPURCHASE AGREEMENT 1.7%
Repurchase Agreement through a joint account
 collateralized by U.S.
 Treasury Obligations--
 5.95% 7/01/97                                   2,228       2,228
                                                          --------
  Total Investments 100% (Cost $138,978)                  $132,090
                                                          ========

* Non-Income Producing Securities.

See Notes to Financial Statements

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

                           MONEY MARKET I SUBACCOUNT

SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
                                                                   June 30, 1997

--------------------------------------------------------------------------------

                                              Face Amount
                                              -----------
REPURCHASE AGREEMENT 100%
Repurchase Agreement through a joint account
 collateralized by U.S.
 Treasury Obligations--
 5.95% 7/01/97                                $1,976,045  $1,976,045
                                                          ----------
  Total Investments 100% (Cost $1,976,045)                $1,976,045
                                                          ==========


See Notes to Financial Statements

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

                        U.S. GOVERNMENT BOND SUBACCOUNT

SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
                                                                   June 30, 1997

--------------------------------------------------------------------------------

                                                                      Market
                                                                       Value
                                                         Face Amount (Note1)
                                                         ----------- -------
U.S. TREASURY OBLIGATIONS 98.8%
U.S. Treasury Bond 6.625% due 02/15/2027 (Cost $53,596)    $54,000   $52,819
                                                                     -------
REPURCHASE AGREEMENT 1.2%
Repurchase Agreement through a joint account
 collateralized by U.S.
 Treasury Obligations--
 5.95% due 7/01/97                                             657       657
                                                                     -------
  Total Investments 100.0% (Cost $54,253)                            $53,476
                                                                     =======


See Notes to Financial Statements

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

                                JUNO SUBACCOUNT

SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
                                                                   June 30, 1997

--------------------------------------------------------------------------------

                                                                        Market
                                                                         Value
                                                          Contracts   (Note 1)
                                                         ---------- ----------
OPTIONS PURCHASED 0.4 %
Put options on:
 U.S. Treasury Bond Futures Contracts Expiring September
  1997 at 112 (Cost $4,779)                                       3 $    5,625
                                                                    ----------
                                                               Face
                                                             Amount
                                                         ----------
REPURCHASE AGREEMENT 99.6%
Repurchase Agreement through a joint account
 collateralized by U.S. Treasury Obligations--
 5.95% 7/01/97                                           $1,396,557  1,396,557
                                                                    ----------
  Total Investments 100% (Cost $1,401,336)                          $1,402,182
                                                                    ==========

------------------------------------------------------------------------------

                                                                    Unrealized
                                                          Contracts       Gain
                                                         ---------- ----------
FUTURES CONTRACTS
U.S. Treasury Bond Futures Contract Expiring September
 1997
 (Underlying Face Amount at Market Value $1,332,750)             12 $   11,136
                                                                    ==========

See Notes to Financial Statements

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT


STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
--------------------------------------------------------------------------------
                                                                   June 30, 1997

--------------------------------------------------------------------------------

                                                              Money      Money
                                         Nova       Ursa   Market I  Market II
                                   Subaccount Subaccount Subaccount Subaccount
                                   ---------- ---------- ---------- ----------
ASSETS
 Securities at Value (Note 1)--See
  Accompanying Schedules           $4,683,136  $ 50,863  $1,976,045   $    0
 Receivable for Securities Sold        17,702   217,174           0        0
 Receivable from Advisor                1,048     2,506         149        0
 Investment Income Receivable             459         0         327        0
 Cash in Custodian Bank                     0   166,283           0        0
 Receivable for Units Purchased             0         0      11,158        0
 Unamortized Organization Costs
  (Note 1)                             92,364    92,364       4,586    5,000
 Other Assets                               0        11         580        0
                                   ----------  --------  ----------   ------
  Total Assets                      4,794,709   529,201   1,992,845    5,000
                                   ----------  --------  ----------   ------
LIABILITIES
 Short Sale at Market                       0   216,366           0        0
 Investment Advisory Fee                2,111       126       5,076        0
 Transfer Agent Fee                       756        36       2,536        0
 Organization Expense Payable to
  Advisor                              95,180    95,180       5,000    5,000
 Amounts due to GARCO                   4,013       198      20,602        0
 Other Liabilities                        347         0          99        0
                                   ----------  --------  ----------   ------
  Total Liabilities                   102,407   311,906      33,313    5,000
                                   ----------  --------  ----------   ------
NET ASSETS                         $4,692,302  $217,295  $1,959,532   $    0
                                   ==========  ========  ==========   ======
Units Outstanding                     427,743    23,715     193,123        0
                                   ==========  ========  ==========   ======
Unit Value                             $10.97     $9.16      $10.15       $0
                                       ======     =====      ======       ==

See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT


STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
--------------------------------------------------------------------------------
                                                                   June 30, 1997

--------------------------------------------------------------------------------

                           Over-the-   Precious            U.S.
                             Counter     Metals      Government
                          Subaccount Subaccount Bond Subaccount Juno Subaccount
                          ---------- ---------- --------------- ---------------
ASSETS
 Securities at Value
  (Note 1)--See
  Accompanying Schedules   $581,042   $132,090      $53,476       $1,402,182
 Receivable for Futures
  Contracts Settlement            0          0            0            6,750
 Receivable from Advisor        694        986        1,555            1,497
 Investment Income
  Receivable                     94          0        1,344              230
 Cash on Deposit with
  Broker                    120,086          0            0           29,160
 Unamortized Organization
  Costs (Note 1)             92,364     93,511       93,511           92,364
                           --------   --------      -------       ----------
  Total Assets              794,280    226,587      149,886        1,532,183
                           --------   --------      -------       ----------
LIABILITIES
 Written Options at
  Market Value               23,200          0            0                0
 Investment Advisory Fee        842         79           73              761
 Transfer Agent Fee             225         21           29              211
 Organization Expense
  Payable to Advisor         95,180     95,180       95,180           95,180
 Amounts due to GARCO         1,572        147          205            1,184
 Other Liabilities                8          0        1,581               14
                           --------   --------      -------       ----------
  Total Liabilities         121,027     95,427       97,068           97,350
                           --------   --------      -------       ----------
NET ASSETS                 $673,253   $131,160      $52,818       $1,434,833
                           ========   ========      =======       ==========
Units Outstanding            64,764     14,795        5,126          146,687
                           ========   ========      =======       ==========
Unit Value                   $10.40      $8.87       $10.30            $9.78
                             ======      =====       ======            =====

See Notes to Financial Statements.

                    RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT


STATEMENT OF OPERATIONS (Unaudited)
-------------------------------------------------------------------------------
                                                     Period Ended June 30, 1997

-------------------------------------------------------------------------------

                                                                       Money
                                                Nova        Ursa    Market I
                                         Subaccount* Subaccount* Subaccount*
                                         ----------- ----------- -----------
INVESTMENT INCOME
 Interest                                 $  4,696     $   409     $81,614
                                          --------     -------     -------
   Total Income                              4,696         409      81,614
                                          --------     -------     -------
EXPENSES
 Advisory Fees (Note 7)                      2,150         127       7,359
 Transfer Agent Fees (Note 7)                  717          35       2,944
 Mortality and Expense Risk Fee (Note 5)     3,583         176      18,397
 Organizational Expenses                     2,816       2,816         414
 Administration Fees                           430          21       2,208
 Custodian Fees                                800         471       2,362
 Miscellaneous                                 347           2         222
                                          --------     -------     -------
  Total Expenses                            10,843       3,648      33,906
  Less Expenses Waived and Reimbursed by
   Investment Advisor                        1,048       2,510       1,113
                                          --------     -------     -------
  Net Expenses                               9,795       1,138      32,793
                                          --------     -------     -------
NET INVESTMENT INCOME (LOSS)                (5,099)       (729)     48,821
                                          --------     -------     -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net Realized Gain (Loss) on:
 Investment Securities                     100,843           0           0
 Securities Sold Short                           0      (9,200)          0
                                          --------     -------     -------
  Total Net Realized Gain (Loss)           100,843      (9,200)          0
Net Change in Unrealized Appreciation
 (Depreciation)
 On Investments, Options and Futures
 Contracts                                 (25,824)        809           0
                                          --------     -------     -------
Net Gain (Loss) on Investments              75,019      (8,391)          0
                                          --------     -------     -------
Net Increase (Decrease) in Net Assets
 from Operations                          $ 69,920     $(9,120)    $48,821
                                          ========     =======     =======

* Commencement of Operations, May 7, 1997--Nova Subaccount and Ursa Subaccount, January 27, 1997--Money Market I Subaccount

See Note to Financial Statements

                    RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT


STATEMENT OF OPERATIONS (Unaudited)
-------------------------------------------------------------------------------
                                                     Period Ended June 30, 1997

-------------------------------------------------------------------------------

                                                                U.S.
                                   Over-the-    Precious  Government
                                     Counter      Metals        Bond        Juno
                                 Subaccount* Subaccount* Subaccount* Subaccount*
                                 ----------- ----------- ----------- -----------
INVESTMENT INCOME
 Interest                         $  5,198    $    102     $  987      $ 4,518
 Dividends                               0          48          0            0
                                  --------    --------     ------      -------
  Total Income                       5,198         150        987        4,518
                                  --------    --------     ------      -------
EXPENSES
 Advisory Fees (Note 7)                842          78         73          761
 Transfer Agent Fees (Note 7)          225          21         29          211
 Mortality and Expense Risk Fee
  (Note 5)                           1,404         130        183        1,057
 Organizational Expenses             2,816       1,669      1,669        2,816
 Administration Fees                   168          16         22          127
 Custodian Fees                        510         216        230          508
 Miscellaneous                           9           2          0           15
                                  --------    --------     ------      -------
  Total Expenses                     5,974       2,132      2,206        5,495
  Less Expenses Reimbursed by
   Investment Advisor                  694         985      1,556        1,497
                                  --------    --------     ------      -------
  Net Expenses                       5,280       1,147        650        3,998
                                  --------    --------     ------      -------
Net Investment Income (Loss)           (82)       (997)       337          520
                                  --------    --------     ------      -------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
 Investment Securities              21,078      (7,935)     9,930       (1,736)
 Written Options                    24,885           0          0            0
 Futures Contracts                       0           0          0       (3,728)
                                  --------    --------     ------      -------
  Total Net Realized Gain (Loss)    45,963      (7,935)     9,930       (5,464)
Net Change in Unrealized
 Appreciation/(Depreciation) on
 Investments, Options and
 Futures Contracts                 (18,480)     (6,888)      (777)      11,982
                                  --------    --------     ------      -------
                                    27,483     (14,823)     9,153        6,518
                                  --------    --------     ------      -------
Net Increase (Decrease) in Net
 Assets from Operations           $ 27,401    $(15,820)    $9,490      $ 7,038
                                  ========    ========     ======      =======

* Commencement of Operations: May 7, 1997--OTC Subaccount, May 29, 1997-- Precious Metals Subaccount, May 29, 1997--U.S. Government Bond Subaccount, May 7, 1997--Juno Subaccount

See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               Nova Subaccount Ursa Subaccount
                                               --------------- ---------------
                                                  Period Ended    Period Ended
                                                 June 30,1997*   June 30,1997*
                                               --------------- ---------------
Changes from Operations
 Net Investment Income (Loss)                    $    (5,099)     $    (729)
 Net Realized Gain (Loss) on Investments             100,843         (9,200)
 Net Change in Unrealized Appreciation
  (Depreciation) of Investments                      (25,824)           809
                                                 -----------      ---------
 Net Increase (Decrease) in Net Assets from
  Operations                                          69,920         (9,120)
                                                 -----------      ---------
Changes from Principal Transactions
 Contract purchase payments less sales and
  administration expenses and applicable
  premium taxes                                    8,135,805        557,641
 Contract terminations                            (3,513,423)      (331,226)
                                                 -----------      ---------
Net Increase (Decrease) in Net Assets derived
 from Principal Transactions                       4,622,382        226,415
                                                 -----------      ---------
 Net Increase in Net Assets                        4,692,302        217,295
                                                 -----------      ---------
NET ASSETS--Beginning of Period                            0              0
                                                 -----------      ---------
NET ASSETS--End of Period                        $ 4,692,302      $ 217,295
                                                 ===========      =========


* Commencement Of Operations: May 7, 1997--Nova Subaccount and Ursa Subaccount

See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              Money Market I
                                                                  Subaccount
                                                              --------------
                                                                Period Ended
                                                               June 30,1997*
                                                              --------------
Changes from Operations
 Net Investment Income (Loss)                                  $     48,821
 Net Realized Gain (Loss) on Investments                                  0
 Net Change in Unrealized Appreciation (Depreciation) of
  Investments                                                             0
                                                               ------------
 Net Increase (Decrease) in Net Assets from Operations               48,821
                                                               ------------
Changes from Principal Transactions
 Contract purchase payments less sales and administrative
  expenses
  and applicable premium taxes                                   15,553,063
 Contract termination                                           (13,642,352)
                                                               ------------
Net Increase (Decrease) in Net Assets derived from Principal
 Transactions                                                     1,910,711
                                                               ------------
 Net Increase in Net Assets                                       1,959,532
                                                               ------------
NET ASSETS--Beginning of Period                                           0
                                                               ------------
NET ASSETS--End of Period                                      $  1,959,532
                                                               ============

* Commencement Of Operations: January 27, 1997--Money Market I Subaccount

See Notes to Financial Statements.

                    RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                     Over-the- Precious Metals
                                            Counter Subaccount      Subaccount
                                            ------------------ ---------------
                                                  Period Ended    Period Ended
                                                 June 30,1997*   June 30,1997*
                                            ------------------ ---------------
Changes from Operations
 Net Investment Income (Loss)                  $       (82)       $   (997)
 Net Realized Gain (Loss) on Investments            45,963          (7,935)
 Net Change in Unrealized Appreciation
  (Depreciation) of Investments                    (18,480)         (6,888)
                                               -----------        --------
 Net Increase (Decrease) in Net Assets from
  Operations                                        27,401         (15,820)
                                               -----------        --------
Changes from Principal Transactions
 Contract purchase payments less sales and
  administrative expenses and applicable
  premium taxes                                  2,586,825         238,933
 Contract terminations                          (1,940,973)        (91,953)
                                               -----------        --------
Net Increase (Decrease) in Net Assets
 derived from Principal Transactions               645,852         146,980
                                               -----------        --------
 Net Increase in Net Assets                        673,253         131,160
                                               -----------        --------
NET ASSETS--Beginning of Period                          0               0
                                               -----------        --------
NET ASSETS--End of Period                      $   673,253        $131,160
                                               ===========        ========

* Commencement Of Operations: May 7, 1997--OTC Subaccount, May 29, 1997-- Precious Metals Subaccount

See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 U.S. Government          Juno
                                                 Bond Subaccount    Subaccount
                                                 --------------- -------------
                                                    Period Ended  Period Ended
                                                   June 30,1997* June 30,1997*
                                                 --------------- -------------
Changes from Operations
 Net Investment Income (Loss)                       $     337     $       520
 Net Realized Gain (Loss) on Investments                9,930          (5,464)
 Net Change in Unrealized Appreciation
  (Depreciation) of Investments                          (777)         11,982
                                                    ---------     -----------
 Net Increase (Decrease) in Net Assets from
  Operations                                            9,490           7,038
                                                    ---------     -----------
Changes from Principal Transactions
 Contract purchase payments less sales and
  administrative expenses and applicable premium
  taxes                                               757,382       2,772,633
 Contract terminations                               (714,054)     (1,344,838)
                                                    ---------     -----------
Net Increase (Decrease) in Net Assets derived
 from Principal Transactions                           43,328       1,427,795
                                                    ---------     -----------
 Net Increase in Net Assets                            52,818       1,434,833
                                                    ---------     -----------
NET ASSETS--Beginning of Period                             0               0
                                                    ---------     -----------
NET ASSETS--End of Period                           $  52,818     $ 1,434,833
                                                    =========     ===========

* Commencement Of Operations: May 29, 1997--U.S. Government Bond Subaccount, May 7, 1997--Juno Subaccount

See Notes to Financial Statements.

                    RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT


SUPPLEMENTARY INFORMATION (Unaudited)
-------------------------------------------------------------------------------
                                                     Period Ended June 30, 1997

-------------------------------------------------------------------------------

                                                                    Money
                                             Nova        Ursa    Market I
                                      Subaccount* Subaccount* Subaccount*
                                      ----------- ----------- -----------
Per Unit Data:
 Net Asset Value--Beginning of Period   $10.00      $10.00      $10.00
                                        ------      ------      ------
 Net Investment Income                    (.03)       (.07)        .14
 Net Realized and Unrealized
  Gains (Losses) on Securities            1.00        (.77)        .01
                                        ------      ------      ------
 Net Increase (Decrease) in Net Asset
  Value Resulting from Operations          .97        (.84)        .15
 Dividends to Shareholders                 .00         .00         .00
 Distributions to Shareholders From
  Net Realized Capital Gain                .00         .00         .00
                                        ------      ------      ------
 Net Increase (Decrease) in Net Asset
  Value                                    .97        (.84)        .15
                                        ------      ------      ------
 Net Asset Value--End of Period         $10.97      $ 9.16      $10.15
                                        ======      ======      ======
Total Investment Return**                65.56%      (56.8%)      3.56%
Ratios to Average Net Assets** +
 Expenses                                 3.41%       8.11%       2.23%
 Net Investment Income                   (1.77%)     (5.20%)      3.32%
Supplementary Data:
 Portfolio Turnover Rate***             101.18%          0%          0%
  Net Assets,
   End of Period (000's omitted)        $4,692      $  217      $1,959

* Commencement of Operations: May 7, 1997--Nova Subaccount and Ursa Subaccount, January 27, 1997--Money Market I Subaccount

**  Annualized

*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

+ Ratios are net of voluntarily expense waiver/reimbursed made by Padco Advisors II, Inc. as described in footnote 1.

See Notes to Financial Statements.

                    RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT


SUPPLEMENTARY INFORMATION (Unaudited)
-------------------------------------------------------------------------------
                                                     Period Ended June 30, 1997

-------------------------------------------------------------------------------

                                                                U.S.
                                  Over-the-    Precious   Government
                                    Counter      Metals         Bond        Juno
                                Subaccount* Subaccount*  Subaccount* Subaccount*
                                ----------- -----------  ----------- -----------
Per Unit Data:
 Net Asset Value--Beginning of
  Period                          $10.00     $  10.00      $10.00     $  10.00
                                  ------     --------      ------     --------
 Net Investment Income               .00         (.08)        .02          .00
 Net Realized and Unrealized
  Gains (Losses) on Securities       .40        (1.05)        .28         (.22)
                                  ------     --------      ------     --------
 Net Increase (Decrease) in
  Net Asset
  Value Resulting from
  Operations                         .40        (1.13)        .30         (.22)
 Dividends to Shareholders           .00          .00         .00          .00
 Distributions to Shareholders
  From
  Net Realized Capital Gain          .00          .00         .00          .00
                                  ------     --------      ------     --------
 Net Increase (Decrease) in
  Net Asset
  Value                              .40        (1.13)        .30         (.22)
                                  ------     --------      ------     --------
 Net Asset Value--End of
  Period                          $10.40     $   8.87      $10.30     $   9.78
                                  ======     ========      ======     ========
Total Investment Return**          27.04%     (100.00%)     34.22%     (14.870%)
Ratios to Average Net Assets**+
 Expenses                           4.69%       10.75%       4.43%        4.73%
 Net Investment Income             (0.07%)      (9.35%)      2.30%        0.62%
Supplementary Data:
 Portfolio Turnover Rate***            0%       97.10%     189.73%           0%
  Net Assets,
   End of Period (000's
   omitted)                       $  673     $    131      $   53     $  1,435

* Commencement of Operations: May 7, 1997--OTC Subaccount, May 29, 1997-- Precious Metals Subaccount, May 29, 1997--U.S. Government Bond Subaccount, May 7, 1997--Juno Subaccount

**  Annualized

*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

+ Ratios are net of voluntarily expense waiver/reimbursed made by Padco Advisors II, Inc. as described in footnote 1.

See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Advisor Variable Annuity Account (the "Account") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a non-diversified, open-ended investment company. The Trust consists of eight Subaccounts, the Nova Subaccount, the Ursa Subaccount, the Money Market I Subaccount, the Money Market II Subaccount, the Over-the-Counter Subaccount, the Precious Metals Subaccount, the U.S. Government Bond Subaccount, and the Juno Subaccount and is managed by Padco Advisors II Inc. Padco Financial Services Inc. ("Padco") acts as principal underwriter only for the Account. The following significant accounting policies are in conformity with generally accepted accounting principles and are consistently followed by the Account in the preparation of its financial statements.

The Account was established as a segregated investment account for individual variable annuity contracts issued by Great American Reserve Insurance Company ("Garco"). Garco is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services company listed on the New York Stock Exchange.

Securities listed on an exchange are valued at the latest quoted sales prices as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Account are valued at their last bid price. Over-the-counter options and U.S. Government obligations held by the Account are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Account are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short term securities with less than sixty days to maturity are valued at amortized cost, which approximates market. Security and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees.

Securities transactions are recorded on a trade date plus one basis (the following business day the order to buy or sell is executed). Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income and expenses are accrued on a daily basis.

Deferred organization and initial offering costs represent expenses incurred by GARCO and PADCO in connection with this offering and will be amortized on a straight line basis over five years commencing on the effective date of the Separate Account's initial prospectus. These costs have been allocated to the subaccounts based on estimates of expenses incurred. The Separate Account has agreed to reimburse GARCO and PADCO for the organization expenses advanced by GARCO and PADCO, respectively. The advances are repayable on demand but must be fully repaid within five years. The proceeds realized by

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
GARCO upon withdrawal during the amortization period of any of the accumulation units constituting initial capital will be reduced by a proportionate amount of the unamortized deferred organization expenses which the number of initial units redeemed bears to the number of initial units then outstanding. At, June 30, 1997, accrued organizational expenses payable to GARCO and PADCO were $195,435 and $385,645, respectively.

A Subaccount is considered active when the first unit is purchased. There were no units of the Money Market II Subaccount purchased for the period ended June 30, 1997. The Money Market II Subaccount was not active for this period and, therefore, the Statement of Operations, Statement of Changes, and Supplementary Information was not prepared for this Subaccount. The Money Market II Subaccount has an asset and an offsetting liability of $5,000 related to organization cost.

Padco Advisors II, Inc. has voluntarily agreed to waive advisory fees for any subaccount for expenses in excess of the specified expense limitations (up to the amount of the applicable Advisory Fee). In addition, Padco Advisors II, Inc. at its discretion may reimburse additional expenses.

2. INVESTMENT TRANSACTIONS

Consistent with its investment objective, the Account engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the Account are described more fully in the Account's prospectus and Statement of Additional Information.

When the Account engages in a short sale, an amount equal to the proceeds received by the Account is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Account maintains a segregated account of securities as collateral for the short sales. The Account is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

When the Account writes (sells) an option, an amount equal to the premium received is entered in the Account's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When an option expires, or if the Account enters into a closing purchase transaction, the Account realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The Account may purchase or sell stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Account deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Account agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
the Account as unrealized gains or losses. When the contract is closed, the Account records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts and written options involve to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement each subaccount has in the particular classes of instruments. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities.

3. FEDERAL INCOME TAXES

No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the operations of Garco, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and net realized gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

4. USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

5. DEDUCTIONS AND EXPENSES

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such expenses are not affected by expense or mortality experience because Garco assumes the mortality risk and the expense risk under the contracts.

The mortality risk assumed by Garco results from the life annuity payment option in the contracts in which Garco agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actual determination of expected mortality, Garco is required to fund any deficiency in the annuity payment reserves from its general account assets.

A fee, which is equal on an annual basis to 1.25% of the daily value of the account, is deducted on a daily basis from each account for assuming the mortality and expense risks. These fees were $24,930 for the period ended June 30, 1997.

An administrative charge, which is equal on an annual basis to .15% of the daily value of the Account, is deducted on a daily basis from each account for contract administrative charges. These fees were $2,992 for the period ended June 30, 1997.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

6. REPURCHASE AGREEMENTS

The Account transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested a repurchase agreement collateralized by Federal agency obligations. Collateral is in the possession of the account's custodian and it is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. As of June 30,1997 the repurchase agreement with Fuji Securities in the joint account and the collateral therefore was as follows:

Security Type                 Rates   Par Value Market Value
-------------                 -----  ---------- ------------
United States Treasury Notes  5.95%  $6,680,000  $6,779,656

7. INVESTMENT ADVISORY AND TRANSFER AGENT SERVICES

Under the terms of an investment advisory contract, the Account pays PADCO Advisors II, Inc. investment advisory fees calculated at an annual percentage rate of one half of one percent (0.50%) of the net assets of the Money Market I Subaccount and the U.S. Government Bond Subaccount, three-quarters of one percent (0.75%) of the net assets of the Nova Subaccount, the Precious Metals Fund, and the Over-the-Counter Subaccount, and nine-tenths of one percent (0.90%) of the net assets of the Ursa Subaccount and the Juno Subaccount.

Garco provides transfer agent service to the Trust at an annual rate of two-tenths of one percent (0.20%) of the net assets of the Money Market I Subaccount, U.S. Government Bond Subaccount, Precious Metals Subaccount, and the Over-the-Counter Subaccount; and at annual rate of one-quarter of one percent (0.25%) of the Nova Subaccount, the Ursa Subaccount, and the Juno Subaccount.

8. SECURITIES TRANSACTIONS

During the period ended June 30, 1997 purchases and sales of investment securities were:

                                      Money
                 Nova       Ursa   Market I
           Subaccount Subaccount Subaccount
           ---------- ---------- ----------
Purchases  $2,224,099    $ 0        $ 0
Sales      $1,149,462    $ 0        $ 0

                                       U.S.
            Over-the-   Precious Government
              Counter     Metals       Bond       Juno
           Subaccount Subaccount Subaccount Subaccount
           ---------- ---------- ---------- ----------
Purchases     $ 0      $240,361   $703,526     $ 0
Sales         $ 0      $ 95,676   $657,793     $ 0

The transactions shown above exclude short term and temporary cash investments.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

9. NET ASSETS

Net assets consisted of the following at June 30, 1997:

                                                                        Money
                                                  Nova        Ursa   Market I
                                            Subaccount  Subaccount Subaccount
                                            ----------  ---------- ----------
Paid-In-Capital                             $4,622,382   $226,415  $1,910,711
Net Investment Income                                0          0      48,821
Net Investment Loss                             (5,099)      (729)          0
Accumulated Net Realized Gain
 (Loss) on Investments                         100,843     (9,200)          0
Net Unrealized Appreciation
 (Depreciation) on Investments, Options and
  Futures
 Contracts                                     (25,824)       809           0
                                            ----------   --------  ----------
Net Assets                                  $4,692,302   $217,295  $1,959,532
                                            ==========   ========  ==========

                                                            U.S.
                                 Over-the-   Precious Government
                                   Counter     Metals       Bond       Juno
                                Subaccount Subaccount Subaccount Subaccount
                                ---------- ---------- ---------- ----------
Paid-In-Capital                  $645,853   $146,980   $43,328   $1,427,795
Net Investment Income                   0          0       337          520
Net Investment Loss                   (82)      (997)        0            0
Accumulated Net Realized Gain
 (Loss) on Investments             45,963     (7,935)    9,930       (5,464)
Net Unrealized Appreciation
 (Depreciation) on Investments,
  Options and Futures
 Contracts                        (18,481)    (6,888)     (777)      11,982
                                 --------   --------   -------   ----------
Net Assets                       $673,253   $131,160   $52,818   $1,434,833
                                 ========   ========   =======   ==========

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

10. INCREASE/DECREASE IN ACCUMULATION UNITS

Transactions in units for the period ended June 30, 1997 were:

                                                  Money
                           Nova        Ursa    Market I
                     Subaccount  Subaccount  Subaccount
                     ----------  ---------- -----------
Units Purchased        751,064      58,390    1,540,596
Units Withdrawn       (323,321)    (34,675)  (1,347,473)
                     ---------    --------  -----------
Net Units Purchased    427,743      23,715      193,123
                     =========    ========  ===========

                                                  U.S.
                      Over-the-    Precious Government
                        Counter      Metals       Bond       Juno
                     Subaccount  Subaccount Subaccount Subaccount
                     ----------  ---------- ---------- ----------
Units Purchased        251,128      24,929     75,510    281,901
Units Withdrawn       (186,364)    (10,134)   (70,384)  (135,214)
                     ---------    --------   --------  ---------
Net Units Purchased     64,764      14,795      5,126    146,687
                     =========    ========   ========  =========

Transactions in dollars for the period ended June 30, 1997 were:

                                                     Money
                            Nova        Ursa      Market I
                      Subaccount  Subaccount    Subaccount
                     -----------  ----------  ------------
Units Purchased      $ 8,135,805  $ 557,641   $ 15,553,063
Units Withdrawn       (3,513,423)  (331,226)   (13,642,352)
                     -----------  ---------   ------------
Net Units Purchased  $ 4,622,382  $ 226,415   $  1,910,711
                     ===========  =========   ============

                                                   U.S.
                       Over-the-    Precious Government
                         Counter      Metals       Bond         Juno
                      Subaccount  Subaccount Subaccount   Subaccount
                     -----------  ---------- ----------  -----------
Units Purchased      $ 2,586,825   $238,933  $ 757,381   $ 2,772,632
Units Withdrawn       (1,940,972)   (91,953)  (714,053)   (1,344,837)
                     -----------   --------  ---------   -----------
Net Units Purchased  $   645,853   $146,980  $  43,328   $ 1,427,795
                     ===========   ========  =========   ===========

                 OFFERED THROUGH
  PADCO FINANCIAL SERVICES, INC.
 6116 EXECUTIVE BLVD., SUITE 400
             ROCKVILLE, MD 20852
                    888/667-4936

                              BY
          GREAT AMERICAN RESERVE
               INSURANCE COMPANY
 11815 NORTH PENNSYLVANIA STREET
                CARMEL, IN 46032
                    800/437-3506


                                       LOGO


                                                                   RYDEX ADVISOR
                                                        VARIABLE ANNUITY ACCOUNT
                                                       OF GREAT AMERICAN RESERVE
                                                               INSURANCE COMPANY
                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 1997





                                                NOVA SUBACCOUNT
                                                URSA SUBACCOUNT
                                                JUNO SUBACCOUNT
                                                OTC SUBACCOUNT
                                                PRECIOUS METALS SUBACCOUNT
                                                U.S. GOVERNMENT BOND SUBACCOUNT
                                                MONEY MARKET I SUBACCOUNT